Shareholder Report	12 Months Ended	59 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000215155
Shareholder Report [Line Items]
Fund Name	China Evolution Equity Fund
Class Name	Investor Class
Trading Symbol	TCELX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
China Evolution Equity Fund - Investor Class	$150	1.40%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  China equities recorded a double-digit return on the heels of a volatile year, aided by the central government’s September announcement of the broadest suite of stimulus measures since the coronavirus pandemic.

  Consumer staples contributed to the fund’s performance relative to the MSCI China All Shares Index Net. Our underweight allocation to the sector helped as China’s prolonged housing market downturn weighed on domestic consumption. Industrials and business services was a source of strength for the fund. Our off-benchmark position in Yangzijiang Shipbuilding added value as it was able to build a strong order book, benefiting from a cyclical recovery in the industry following a protracted bear market.

  Financials hurt relative performance owing to our lack of exposure to the sector, which advanced following the stimulus initiatives. The fund does not own any of the big state-owned lenders that dominate China’s financials sector, reflecting our approach of identifying opportunities beyond the country’s widely owned mega-cap stocks. Stock selection in consumer discretionary hurt relative returns. Li Auto, an electric vehicle maker, was a major detractor amid the heightened competition and disappointing launch of its first full-electric model. We eliminated the stock during the period.

  The fund seeks long-term capital growth and aims to identify investment opportunities beyond China’s 100 largest companies in terms of market capitalization. Industrials and business services was our largest sector position in absolute terms at period-end.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 12/10/19
China Evolution Equity Fund (Investor Class)	14.13%	4.68%
MSCI China All Shares Index Net (Regulatory/Strategy Benchmark)	18.47	-0.13

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Dec. 10, 2019
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 48,843,000	$ 48,843,000
Holdings Count | Holding	52	52
Advisory Fees Paid, Amount	$ (63,000)
InvestmentCompanyPortfolioTurnover	82.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$48,843 Number of Portfolio Holdings52
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	22.1%
Consumer Discretionary	16.6
Communication Services	13.0
Real Estate	11.0
Information Technology	9.0
Energy	7.8
Health Care	6.4
Materials	4.1
Consumer Staples	3.8
Other	6.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

China Resources Mixc Lifestyle Services	6.2%
CRRC	3.7
Tencent Music Entertainment Group	3.1
Xiamen Faratronic	3.0
H World Group	2.9
ZTO Express Cayman	2.8
Focus Media Information Technology	2.7
Hongfa Technology	2.6
KE Holdings	2.6
Yantai Jereh Oilfield Services Group	2.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000215156
Shareholder Report [Line Items]
Fund Name	China Evolution Equity Fund
Class Name	I Class
Trading Symbol	TRCLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
China Evolution Equity Fund - I Class	$112	1.04%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  China equities recorded a double-digit return on the heels of a volatile year, aided by the central government’s September announcement of the broadest suite of stimulus measures since the coronavirus pandemic.

  Consumer staples contributed to the fund’s performance relative to the MSCI China All Shares Index Net. Our underweight allocation to the sector helped as China’s prolonged housing market downturn weighed on domestic consumption. Industrials and business services was a source of strength for the fund. Our off-benchmark position in Yangzijiang Shipbuilding added value as it was able to build a strong order book, benefiting from a cyclical recovery in the industry following a protracted bear market.

  Financials hurt relative performance owing to our lack of exposure to the sector, which advanced following the stimulus initiatives. The fund does not own any of the big state-owned lenders that dominate China’s financials sector, reflecting our approach of identifying opportunities beyond the country’s widely owned mega-cap stocks. Stock selection in consumer discretionary hurt relative returns. Li Auto, an electric vehicle maker, was a major detractor amid the heightened competition and disappointing launch of its first full-electric model. We eliminated the stock during the period.

  The fund seeks long-term capital growth and aims to identify investment opportunities beyond China’s 100 largest companies in terms of market capitalization. Industrials and business services was our largest sector position in absolute terms at period-end.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 12/10/19
China Evolution Equity Fund (I Class)	14.47%	5.05%
MSCI China All Shares Index Net (Regulatory/Strategy Benchmark)	18.47	-0.13

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Dec. 10, 2019
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 48,843,000	$ 48,843,000
Holdings Count | Holding	52	52
Advisory Fees Paid, Amount	$ (63,000)
InvestmentCompanyPortfolioTurnover	82.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$48,843 Number of Portfolio Holdings52
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	22.1%
Consumer Discretionary	16.6
Communication Services	13.0
Real Estate	11.0
Information Technology	9.0
Energy	7.8
Health Care	6.4
Materials	4.1
Consumer Staples	3.8
Other	6.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

China Resources Mixc Lifestyle Services	6.2%
CRRC	3.7
Tencent Music Entertainment Group	3.1
Xiamen Faratronic	3.0
H World Group	2.9
ZTO Express Cayman	2.8
Focus Media Information Technology	2.7
Hongfa Technology	2.6
KE Holdings	2.6
Yantai Jereh Oilfield Services Group	2.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless